Content:
Pages
Contact Information:
Statement to Certificate Holders
2-3
Analyst:
William Wong
714.259.6243
Statement to Certificate Holders (Factors)
4-5
william.wong@abnamro.com
Pool/Non-Pool Funds Cash Reconciliation
6
Administrator:
Amanda Hellyer
312.904.6299
Pool Detail and Performance Indicators
7
amanda.hellyer@abnamro.com
Bond Interest Reconciliation Part I
8
LaSalle Website:
www.etrustee.net
Bond Interest Reconciliation Part II
9
Bond Principal Reconciliation
10
Rating Information
11
Outside Parties To The Transaction
15 Month Loan Status Summary Part I
12
15 Month Loan Status Summary Part II
13
15 Month Historical Payoff Summary
14
Prepayment Summary
15
Current Period Realized Loss Detail
16
Historical Realized Loss Summary
17
Realized Loss Summary
18
Servicemembers Civil Relief Act
19
Material Breaches Detail
20
Modified Loan Detail
21
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 25-Apr-06
ABN AMRO Acct : 723356.1
Payment Date:
25-Apr-06
Prior Payment:
27-Mar-06
Next Payment:
25-May-06
Record Date:
31-Mar-06
Issuer: Merrill Lynch & Company- Asset Backed Sec. Group
Distribution Count:
Depositor: Merrill Lynch Mortgage Investors Inc.
3
Underwriter: Merrill Lynch & Company- Asset Backed Sec. Group
Closing Date:
26-Jan-06
Master Servicer: Wilshire Credit Corporation
First Pay. Date:
Rating Agency: Moody's Investors Service, Inc./Standard & Poor's
27-Feb-06
Rated Final
Payment Date:
25-Sep-36
Determination
Date:
14-Apr-06
24-Apr-2006 13:35
(c) 2006 LaSalle Bank N.A.

A
59020U2N4
276,882,000.00
261,761,704.68
10,197,795.99
0.00
0.00
251,563,908.69
1,053,923.66
0.00
4.9981300000%
M-1
59020U2P9
32,302,000.00
32,302,000.00
0.00
0.00
0.00
32,302,000.00
135,781.25
0.00
5.2181300000%
M-2
59020U2Q7
27,286,000.00
27,286,000.00
0.00
0.00
0.00
27,286,000.00
119,532.21
0.00
5.4381300000%
B-1
59020U2R5
16,653,000.00
16,653,000.00
0.00
0.00
0.00
16,653,000.00
82,074.20
0.00
6.1181300000%
B-2
59020U2S3
7,624,000.00
7,624,000.00
0.00
0.00
0.00
7,624,000.00
38,496.07
0.00
6.2681300000%
B-3
59020U2T1
6,420,000.00
6,420,000.00
0.00
0.00
0.00
6,420,000.00
37,846.93
0.00
7.3181300000%
B-4
59020U2U8
7,423,000.00
7,423,000.00
0.00
0.00
0.00
7,423,000.00
46,393.75
0.00
7.5000000000%
B-5
59020U2V6
7,022,000.00
7,022,000.00
0.00
0.00
0.00
7,022,000.00
43,887.50
0.00
7.5000000000%
C
59020U2X2
19,667,198.96
22,606,410.74
0.00
0.00
1,441,063.42
24,047,474.16
0.00
(2,357.37)
N/A
R
59020U2W4
100.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
Total
401,279,298.96
389,098,115.42
10,197,795.99
0.00
1,441,063.42
380,341,382.85
1,557,935.57
(2,357.37)
Total P&I Payment
11,755,731.56
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Current Realized
Loss
Class
CUSIP
Beginning
Certificate Balance
Principal Payment
Original Face Value
(1)
Distribution Date: 25-Apr-06
Pass-Through
Rate
Deferred Interest
Ending Certificate
Balance
Interest Payment
(2)
Interest
Adjustment
Bond Payments
Merrill Lynch Mortgage Investors Trust
(1)
N denotes notional balance not included in total
(2)
Accrued Interest plus/minus Interest Adjustment minus Deferred Interest equals Interest Payment * Denotes Controlling Class
24-Apr-2006 13:35

(c) 2006 LaSalle Bank N.A.

Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 25-Apr-06
Merrill Lynch Mortgage Investors Trust
P
59020U2Y0
0.00
0.00
0.00
0.00
0.00
0.00
79,019.26
79,019.26
N/A
Total
0.00
0.00
0.00
0.00
0.00
0.00
79,019.26
79,019.26
Total P&I Payment
79,019.26
Deferred Interest
Ending Certificate
Balance
Interest Payment
(2)
Interest
Adjustment
Pass-Through
Rate
(1)
N denotes notional balance not included in total
(2)
Accrued Interest plus/minus Interest Adjustment minus Deferred Interest equals Interest Payment * Denotes Controlling Class
Bond Payments
Class
CUSIP
Original Face Value
(1)
Beginning
Certificate Balance
Principal Payment
Current Realized
Loss
24-Apr-2006 13:35

(c) 2006 LaSalle Bank N.A.

A
59020U2N4
276,882,000.00
945.390833207
36.830837649
0.000000000
0.000000000
908.559995558
3.806400055
0.000000000
5.13938000%
M-1
59020U2P9
32,302,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
4.203493592
0.000000000
5.35938000%
M-2
59020U2Q7
27,286,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
4.380715752
0.000000000
5.57938000%
B-1
59020U2R5
16,653,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
4.928493365
0.000000000
6.25938000%
B-2
59020U2S3
7,624,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
5.049327125
0.000000000
6.40938000%
B-3
59020U2T1
6,420,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
5.895160436
0.000000000
7.45938000%
B-4
59020U2U8
7,423,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
6.250000000
0.000000000
Fixed
B-5
59020U2V6
7,022,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
6.250000000
0.000000000
Fixed
C
59020U2X2
19,667,198.96
1149.447401533
0.000000000
0.000000000
73.272428012
1222.719829545
0.000000000
(0.119863027)
N/A
R
59020U2W4
100.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
* Per $1,000 of Original Face Value ** Estimated
Merrill Lynch Mortgage Investors Trust
Next Rate **
Deferred Interest *
Ending Certificate
Balance *
Interest Payment *
Interest Adjustment*
Statement to Certificate Holders (FACTORS)
Distribution Date: 25-Apr-06
Series 2006-SL1
Mortgage Loan Asset-Backed Certificates
Bond Payments
Current Realized
Loss *
Original Face
Value
Class
CUSIP
Beginning Certificate
Balance *
Principal Payment
*
24-Apr-2006 13:35

(c) 2006 LaSalle Bank N.A.

Merrill Lynch Mortgage Investors Trust
Statement to Certificate Holders (FACTORS)
Distribution Date: 25-Apr-06
Series 2006-SL1
Mortgage Loan Asset-Backed Certificates
P
59020U2Y0
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
Deferred Interest *
Ending Certificate
Balance *
Interest Payment *
Interest Adjustment*
Next Rate **
* Per $1,000 of Original Face Value ** Estimated
Bond Payments
Class
CUSIP
Original Face
Value
Beginning Certificate
Balance *
Principal Payment
*
Current Realized
Loss *
24-Apr-2006 13:35

(c) 2006 LaSalle Bank N.A.

Interest Summary
Principal Summary
Interest Summary
Principal Summary
Scheduled Interest
3,162,962.42
Scheduled Prin Distribution
263,926.28
Fees
163,951.98
Curtailments
(43,519.87)
Remittance Interest
2,999,010.44
Prepayments in Full
8,536,326.16
Other Interest Proceeds/Shortfalls
Liquidation Proceeds
0.00
Prepayment Penalties
79,019.26
Repurchase Proceeds
0.00
Other Interest Loss
0.00
Other Principal Proceeds
0.00
Other Interest Proceeds
0.00
Remittance Principal
8,756,732.57
Non-advancing Interest
(11.00)
Net PPIS/Relief Act Shortfall
0.00
Modification Shortfall
0.00
Other Interest Proceeds/Shortfalls
79,008.26
Interest Adjusted
3,078,018.70
Fee Summary
Total Servicing Fees
162,124.98
Total Trustee Fees
0.00
LPMI Fees
0.00
Credit Manager's Fees
0.00
Misc. Fees / Trust Expense
1,827.00
Insurance Premium
0.00
Total Fees
163,951.98
Advances (Principal & Interest)
Prior Month's Outstanding Advances
3,027,473.97
Current Advances
2,404,241.19
Reimbursement of Prior Advances
2,575,515.32
Outstanding Advances
2,856,199.84
P&I Due Certificate Holders
11,834,751.27
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Pool Source of Funds
Non-Pool Source of Funds
P&I Advances as of the end of the Due Period do not reflect the amount of advances remitted by the Servicer on the Servicer Remittance Date due to additional proceeds received between the end of the Due Period and the Servicer Remittance Date and netted from the P&I Advances stated as of the end of the Due Period.
Distribution Date: 25-Apr-06
Cash Reconciliation Summary
24-Apr-2006 13:35

(c) 2006 LaSalle Bank N.A.

Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
WA Rates/Life
Historical
Amount
Count
Delinquency Levels
Num
Den
%
Fixed
Adj
Overall
Original Pool Balance
401,279,298.96
8,571
3 mo. Rolling Average
3,839,461.31
388,418,284
0.99%
WAC - Current
9.25%
0.00%
9.25%
Cum Scheduled Principal
808,698.47
6 mo. Rolling Average
3,839,461.31
388,418,284
0.99%
WAC - Original
9.26%
0.00%
9.26%
Cum Unscheduled Principal
20,074,244.79
12 mo. Rolling Average
3,839,461.31
388,418,284
0.99%
WAL - Current
270.27
0.00
270.27
Cum Liquidations
54,972.85
Loss Levels
Amount
Count
WAL - Original
271.67
0.00
271.67
Cum Deferred Interest
0.00
3 mo. Cum Loss
56,314.95
1
6 mo. Cum loss
0.00
Current Index Rate
Current
Amount
Count
%
12 mo. Cum Loss
0.00
Next Index Rate
Beginning Pool
389,098,115.42
8,351
96.96%
Scheduled Principal
267,932.86
0.07%
Triggers
Prepayment Charges
Amount
Count
Unscheduled Principal
8,488,799.71
159
2.12%
Current
79,019.26
42
Deferred Interest
0.00
0.00%
> Delinquency Trigger Event
(2)
NO
Cumulative
231,080.77
108
Liquidations
0.00
0
0.00%
Delinquency Event Calc
(1)
5,069,265.20
380,341,383
1.33%
Repurchases
0.00
0
0.00%
Ending Pool
380,341,382.85
8,193
94.78%
> Loss Trigger Event?
(3)
NO
Average Loan Balance
46,422.72
Cumulative Loss
0
0.00%
Current Loss Detail
Amount
> Overall Trigger Event?
NO
Liquidation
0.00
Pool Composition
Realized Loss
0.00
Step Down Date
Realized Loss Adjustment
0.00
Distribution Count
3
Properties
%/Score
Net Liquidation
0.00
Required Percentage
(4)
N/A
Cut-off LTV
98.28%
Step Down %
(5)
31.40%
Cash Out/Refinance
20.54%
Credit Enhancement
Amount
%
% of Required Percentage
(6)
N/A
SFR
72.86%
Original OC
19,667,198.96
4.90%
> Step Down Date?
NO
Target OC
32,904,902.51
8.20%
Min
Max
WA
Beginning OC
22,606,410.74
Extra Principal
1,441,063.42
FICO
595
822
674.09
OC Amount per PSA
24,047,474.16
Cumulative Extra Principal
4,436,590.15
Ending OC
24,047,474.16
OC Release
N/A
Most Senior Certificates
276,882,000.00
69.00%
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 25-Apr-06
Pool Detail and Performance Indicators Total (All Loans)
Misc/Additional Information
Pool Level Information
4.818130%
4.959380%
Balance
394,370,856.80
82,437,387.04
292,382,672.26
Legend: (1) 60 Days+, REO, F/C % (3) Condn: Cum Loss > specified thresholds (5) Defined Benchmark (7) Condn: Distn Cnt > 36, (4) > (5)
(2) (1) > (6) * (4), then TRUE (4) Mezzanine Certs + OC Amount / Ending Pool Bal (6) Defined Benchmark (Used in Delinq Event Calc)
Owner Occupied
386,675,108.79
96.36%
24-Apr-2006 13:35

(c) 2006 LaSalle Bank N.A.

A
Act/360
29
261,761,704.68
4.998130000%
1,053,923.66
0.00
0.00
1,053,923.66
1,053,923.66
0.00
0.00
0.00
0.00
No
M-1
Act/360
29
32,302,000.00
5.218130000%
135,781.25
0.00
0.00
135,781.25
135,781.25
0.00
0.00
0.00
0.00
No
M-2
Act/360
29
27,286,000.00
5.438130000%
119,532.21
0.00
0.00
119,532.21
119,532.21
0.00
0.00
0.00
0.00
No
B-1
Act/360
29
16,653,000.00
6.118130000%
82,074.20
0.00
0.00
82,074.20
82,074.20
0.00
0.00
0.00
0.00
No
B-2
Act/360
29
7,624,000.00
6.268130000%
38,496.07
0.00
0.00
38,496.07
38,496.07
0.00
0.00
0.00
0.00
No
B-3
Act/360
29
6,420,000.00
7.318130000%
37,846.93
0.00
0.00
37,846.93
37,846.93
0.00
0.00
0.00
0.00
No
B-4
30/360
30
7,423,000.00
7.500000000%
46,393.75
0.00
0.00
46,393.75
46,393.75
0.00
0.00
0.00
0.00
No
B-5
30/360
30
7,022,000.00
7.500000000%
43,887.50
0.00
0.00
43,887.50
43,887.50
0.00
0.00
0.00
0.00
No
C
30/360
30
22,606,410.74
76.620100000%
1,443,420.79
57,030.70
2,357.37
59,388.07
0.00
(59,388.07)
59,388.07
0.00
0.00
No
R
Act/360
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
No
Total
389,098,115.42
3,001,356.36
57,030.70
2,357.37
1,617,323.64
1,557,935.57
(59,388.07)
59,388.07
0.00
0.00
- - Accrual - -
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
- - - - - - - - Outstanding - - - - - - - -
Class
Accrual
Certificate
Interest
Distribution Date: 25-Apr-06
Pass-Thru Rate
Total Interest
Additions
Distributable
Certificate
Interest
Bond Interest Reconciliation
Opening Balance
(1)
Basis Risk Carry-Forward Shortfall - difference between the certificate remittance rate and the Net Rate Cap.
Interest Payment
Amount
Remaining Int
Carry-Forward
Shortfall
Current Period
(Shortfall) /
Recovery
Net Cap
Rate in
Effect Y/N
Total Interest
Deductions
Method
Days
Remaining
Basis Risk Carry-
Fwd Shortfall
Outstanding Relief
Act / Prepayment
Interest Shortfalls
24-Apr-2006 13:35

(c) 2006 LaSalle Bank N.A.

A
31-Mar-06
27-Mar-06
25-Apr-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-1
31-Mar-06
27-Mar-06
25-Apr-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-2
31-Mar-06
27-Mar-06
25-Apr-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B-1
31-Mar-06
27-Mar-06
25-Apr-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B-2
31-Mar-06
27-Mar-06
25-Apr-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B-3
31-Mar-06
27-Mar-06
25-Apr-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B-4
31-Mar-06
1-Mar-06
1-Apr-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B-5
31-Mar-06
1-Mar-06
1-Apr-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
31-Mar-06
1-Mar-06
1-Apr-06
0.00
0.00
0.00
57,030.70
0.00
0.00
0.00
2,357.37
0.00
R
31-Mar-06
27-Mar-06
25-Apr-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0.00
0.00
0.00
57,030.70
0.00
0.00
0.00
2,357.37
0.00
Prior Interest Due
Date
Current Interest
Due Date
Prior Shortfall
Reimbursement
Other Interest
Proceeds
(1)
Class
Interest Rate
SWAP Agreement
Deposits from YM
Agreement
Prior Int Carry-Fwd
Shortfall
Distribution Date: 25-Apr-06
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Merrill Lynch Mortgage Investors Trust
Current Int Carry-
Fwd Shortfall
(2)
Current Basis Risk
Carry-Fwd
Shortfall
(1)
Other Interest Proceeds are additional interest amounts specifically allocated to the bond(s) and used in determining the bonds Distributable Interest.
(2)
Interest Carry-Forward Shortfall is unpaid interest with interest thereon.
(3)
Basis Risk Carry-Forward Shortfall - difference between the certificate remittance rate and the Net Rate Cap.
- - - - - - - - - - - - - - - - - - - - - - - - - - - Additions - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - Deductions - - - - - - - - - -
Bond Interest Reconciliation
Other Interest
Losses
Prepayment
Premiums
Record Date
24-Apr-2006 13:35

(c) 2006 LaSalle Bank N.A.

A
276,882,000.00
261,761,704.68
267,932.86
8,488,799.71
1,441,063.42
0.00
0.00
0.00
0.00
251,563,908.69
25-Sep-36
0.00%
0.00%
M-1
32,302,000.00
32,302,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
32,302,000.00
25-Sep-36
0.00%
0.00%
M-2
27,286,000.00
27,286,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
27,286,000.00
25-Sep-36
0.00%
0.00%
B-1
16,653,000.00
16,653,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
16,653,000.00
25-Sep-36
0.00%
0.00%
B-2
7,624,000.00
7,624,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
7,624,000.00
25-Sep-36
0.00%
0.00%
B-3
6,420,000.00
6,420,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,420,000.00
25-Sep-36
0.00%
0.00%
B-4
7,423,000.00
7,423,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
7,423,000.00
25-Sep-36
0.00%
0.00%
B-5
7,022,000.00
7,022,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
7,022,000.00
25-Sep-36
0.00%
0.00%
C
19,667,198.96
22,606,410.74
0.00
0.00
0.00
0.00
0.00
0.00
0.00
24,047,474.16
25-Sep-36
N/A
N/A
R
100.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Sep-36
N/A
N/A
Total
401,279,298.96
389,098,115.42
267,932.86
8,488,799.71
1,441,063.42
0.00
0.00
0.00
0.00
380,341,382.85
Cumulative
Losses
- - - - - - - - - - - - - - - - Losses - - - - - - - - - - - - - - -
Extra
Principal
Payment
Prior
Loss
Reimburs.
Bond Principal Reconciliation
Unscheduled
Principal
Payment
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Current
Original
Interest on
Losses
Scheduled Principal
Payment
Ending
Class Balance
Rated
Final
Maturity
- Credit Support -
Class
Original Class
Balance
Beginning Class
Balance
Current
Losses
Distribution Date: 25-Apr-06
24-Apr-2006 13:35

(c) 2006 LaSalle Bank N.A.

Class
CUSIP
Fitch
Moody's
S&P
A
59020U2N4
NR
Aaa
AAA
M-1
59020U2P9
NR
Aa2
AA
M-2
59020U2Q7
NR
A2
A+
B-1
59020U2R5
NR
Baa1
BBB+
B-2
59020U2S3
NR
Baa2
BBB
B-3
59020U2T1
NR
Baa3
BBB-
B-4
59020U2U8
NR
Ba1
BB+
B-5
59020U2V6
NR
Ba2
BB+
C
59020U2X2
NR
NR
NR
P
59020U2Y0
NR
NR
NR
NR - Designates that the class was not rated by the rating agency.
(1)
Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission. It shall be understood that this transmission will generally have been provided to LaSalle within 30 days of the payment date listed on this statement. Because ratings may have changed during the 30 day window, or may not be being provided by the rating agency in an electronic format and therefore not being updated on this report, LaSalle recommends that investors obtain current rating information directly from the rating agency.
- - - - - - - - - Original Ratings - - - - - - -
Fitch
Moody's
S&P
- - - - - - - - - - - - - - - - Ratings Change / Change Date
(1)
- - - - - - - - - - - - - - - - -
Distribution Date: 25-Apr-06
Ratings Information
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
24-Apr-2006 13:35

(c) 2006 LaSalle Bank N.A.

Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Apr-06
7,992
371,528,911
87
3,759,220
34
1,698,231
55
2,437,004
22
776,352
3
141,665
0
0
27-Mar-06
8,158
380,766,459
92
4,159,488
36
1,529,441
36
1,584,279
29
1,058,447
0
0
0
0
27-Feb-06
8,297
388,470,822
94
4,140,717
46
2,034,430
4
146,304
30
1,023,080
0
0
0
0
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Delinq 2 Months
Distribution Date: 25-Apr-06
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I
Total (All Loans)
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Distribution
Date
Current
Delinq 1 Month
24-Apr-2006 13:35

(c) 2006 LaSalle Bank N.A.

#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Apr-06
2
115,344
0
0
0
0
1
26,321
0
0
0
0
0
0
0
0
18
623,485
1
20,291
1
28,246
2
104,329
27-Mar-06
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25
865,783
0
0
3
129,026
1
63,638
27-Feb-06
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
27
930,238
3
92,842
0
0
0
0
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 25-Apr-06
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II
- - - - - - - - - - - In Foreclosure and Delinquent - - - - - - - - - - - - -
- - - - - - - - - - - - - - - In REO and Delinquent - - - - - - - - - - - - - -
- - - - - - - - - - - - - In Bankruptcy and Delinquent - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Total (All Loans)
61-90 Days
90 + Days
Current
31-60 Days
24-Apr-2006 13:35

(c) 2006 LaSalle Bank N.A.

Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
25-Apr-06
8,193
380,341,383
159
8,536,326
0.00
0.00
0.00
0
0
271
9.75%
9.26%
27-Mar-06
8,351
389,098,115
119
6,296,303
0.00
0.00
(1,342.10)
1
56,315
272
9.76%
9.26%
27-Feb-06
8,471
395,815,354
100
5,060,426
0.00
0.00
0.00
0
0
273
9.76%
9.26%
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 25-Apr-06
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Curr Weighted Avg.
Total (All Loans)
Distribution
Date
Ending Pool
Payoffs
Realized Losses
24-Apr-2006 13:35

(c) 2006 LaSalle Bank N.A.

SMM (Single Monthly Mortality)
Total
Current Period
2.19%
3-Month Average
1.68%
6-Month Average
1.68%
12-Month Average
1.68%
Average Since Cut-Off
1.68%
CPR (Conditional Prepayment Rate)
Total
Current Period
23.37%
3-Month Average
18.34%
6-Month Average
18.34%
12-Month Average
18.34%
Average Since Cut-Off
18.34%
PSA (Public Securities Association)
Total
Current Period
390%
3-Month Average
306%
6-Month Average
306%
12-Month Average
306%
Average Since Cut-Off
306%
SMM
Single Monthly Mortality
(Partial and Full Prepayments + Repurchases + Liquidations) / (Beginning Collateral Balance - Scheduled Principal)
CPR
Conditional Prepayment Rate
1 - ((1 - SMM)^12)
PSA
Public Securities Association
100 * CPR / (0.2 * MIN(30,WAS))
WAS
Weighted Average Seasoning
((Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 25-Apr-06
Prepayment Summary
0.00%
0.37%
0.74%
1.11%
1.49%
1.86%
2.23%
2.60%
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
0.00%
3.74%
7.49%
11.23%
14.97%
18.71%
22.46%
26.20%
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
0%
57%
114%
171%
229%
286%
343%
400%
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
24-Apr-2006 13:35

(c) 2006 LaSalle Bank N.A.

C
M
N
O
P
REO
Short Pay
Third Party
Write-off
R
S
T
W

1
2
3
4
5
6
7
8
9
Loss-Loan
Adjusted
Net Liquidation
Proceeds
Disclosure Control #
Period
Loss to Trust
Loss-Loan Non-
adjusted
Adjustment Legend
Escrow Bal/Adv
MREC
Rest'd Escrow
Replacement Res.
Suspense
Third Party
Charged Off/Matured
Side Note
Manual
Liq. Type Code - Legend
Charge-off
Matured
Repurchase
Note Sale
Paid in Full
Current Period Realized Loss Detail
Loss-Certs Non-
adjusted
Subsequent
Recov/(Exp)
Original Liquidation
Balance
Adj Type
Liq Type
Loss-Certs
Adjusted
Distribution Date: 25-Apr-06
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
24-Apr-2006 13:35

(c) 2006 LaSalle Bank N.A.

Distribution Date
Beginning Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Loan Count
Realized Loss
Adjusted
Cumulative
Realized Loss
Amount
Count
Amount
Count
Amount
Count
25-Apr-06
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
27-Mar-06
54,972.85
(1,342.10)
56,314.95
1
0.00
0
0.00
0
0.00
0
0.00
56,314.95
27-Feb-06
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
Total
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
- - - - - - - - - - - - - - - - - Current Realized Loss - - - - - - - - - - - - - - - - -
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 25-Apr-06
Historical Realized Loss Summary
Recovery on Prior
Liquidations
Claims on Prior Liquidations
(Claims)/Recoveries on
Prior Payoffs
- - - - - - - - - - - - - - Previous Liquidations/Payoffs - - - - - - - - - - - - - -
24-Apr-2006 13:35

(c) 2006 LaSalle Bank N.A.

MDR (monthly Default Rate)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
CDR (Conditional Default Rate)
Total
Current Period
0.00%
3-Month Average
0.06%
6-Month Average
0.03%
12-Month Average
0.01%
Average Since Cut-Off
0.06%
SDA (Standard Default Assumption)
Total
Current Period
0.00%
3-Month Average
1.88%
6-Month Average
0.94%
12-Month Average
0.47%
Average Since Cut-Off
1.88%
MDR
(Monthly Default Rate)
(Beginning Principal Balance of Liquidated Loans) / (Total Beginning Principal Balance)
CDR
(Conditional Default Rate)
1 - ((1 - MDR)^
12
SDA
(Standard Default Assumption)
If WAS=30 then CDR/(WAS*0.02) else if 30<WAS=60 then CDR/0.6 else if 60<WAS=120 then CDR/(0.6-((WAS-60)*0.0095)) else if WAS>120 then CDR/0.03
WAS
Weighted Average Seasoning
((Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 25-Apr-06
Realized Loss Summary
0.00%
20.00%
40.00%
60.00%
80.00%
100.00%
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
0.00%
0.03%
0.06%
0.09%
0.11%
0.14%
0.17%
0.20%
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
0%
1%
2%
3%
3%
4%
5%
6%
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
24-Apr-2006 13:35

(c) 2006 LaSalle Bank N.A.

Total
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Unscheduled
Principal
Distribution Date: 25-Apr-06
Servicemembers Civil Relief Act
Interest Received
Relief Act Interest
Shortfall
Ending balance
Loan Rate
P&I Amount
Scheduled Interest
Disclosure Control #
Beginning
Balance
Scheduled
Principal
24-Apr-2006 13:35

(c) 2006 LaSalle Bank N.A.

Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 25-Apr-06
Material Breaches Detail
Disclosure Control
#
Loan Group #
Ending Principal
Balance
Material Breach
Date
Material Breach Description
Material breaches of pool asset representation or warranties or transaction covenants.
24-Apr-2006 13:35

(c) 2006 LaSalle Bank N.A.

Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 25-Apr-06
Modified Loan Detail
Disclosure Control
#
Loan Group #
Modified Maturity
Date
Cutoff Maturity
Date
Modification Description
Modifications include any extensions or waivers to the mortgage loan terms, fees, penalties or payments during the preceding calendar month or that have become material over time.
24-Apr-2006 13:35

(c) 2006 LaSalle Bank N.A.